Hartford Dynamic Bond Fund Annual Fund Operating Expenses - Hartford Dynamic Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	1.05%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	1.83%	[2]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.69%	[2]
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.70%	[2]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.59%	[2]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.69%	[2]
Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%	[1]
Expenses (as a percentage of Assets)	0.58%	[2]

[1]	“Other expenses” for Classes A and C have been restated to reflect the estimated transfer agency fees for the current fiscal year.
[2]	Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I as follows: 0.111%. This contractual arrangement will remain in effect through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.